Intellectual Property	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intellectual Property

NOTE 4: INTELLECTUAL PROPERTY

On February 7, 2019, the Company entered into an Exclusive License and Management Agreement (the “License Agreement”) with WALA, INC., which conducts business under the name ArcMail Technology (“ArcMail”). Under the License Agreement, the Company was granted the exclusive right and license to receive all benefits from the marketing, selling and licensing, of the ArcMail business products, including, without limitation, the good will of the business. The term of the License Agreement is twenty-seven (27) months, with the following payments to be made by the Company to ArcMail: (i) $200,000 upon signing the License Agreement; (ii) monthly payments starting 30 days after the execution of the License Agreement in the amount of $25,000 per month during months 1-6; (iii) monthly payments in the amount of $30,000 per month during months 7-17; and (iii) in month 18, final payment in the amount of $765,000. As of December 31, 2019, the balance of payments due under the License Agreement was $1,094,691. In connection with the execution of the License Agreement, two other agreements were also executed: (a) a Stock Purchase Rights Agreement, under which the Company has the right, though not the obligation, to acquire 100% of the issued and outstanding shares of stock of ArcMail from Rory Welch, the CEO of ArcMail (the right can be exercised over a period of 27 months); and (b) a Business Covenants Agreement, under which ArcMail and Mr. Welch agreed to not compete with the Company’s use of the ArcMail business under the License Agreement for a period of twenty-four (24) months. Mr. Welch shall continue to serve as ArcMail’s CEO. The Company has not purchased any outstanding shares under the Stock Purchase Rights Agreement. As of September 30, 2020, the Company has terminated all agreements with Mr. Welch and ArcMail. The Company continues to use all assets under the License Agreement and is finalizing an agreement with the creditors of Mr. Welch and ArcMail (the creditors have taken ownership of the assets) for the Company’s continued use of all assets.

On September 16, 2019, the Company entered into an Asset Purchase Agreement (the “APA”) with DMBGroup, LLC (“DMB”) to acquire certain assets collectively known as DataExpress™, a software platform for secure sensitive data transfer within the hybrid cloud. The total purchase price of approximately $2.8 million consists of: (i) a $410,000 cash payment at closing; (ii) a promissory note in the amount of $940,000, payable in the amount of $41,661 over 24 monthly payments starting on October 15, 2019, accruing at a rate of 6% per annum; (iii) assumption of approximately $98,000 in liabilities and, (iv) approximately 2,465,753 shares of our common stock, representing $1,350,000. As of September 30, 2020, the common shares have not been issued and are recorded as a stock subscription from asset purchase.

During the year ended December 31, 2019 and 2018, the Company recorded impairment loss of $1,328,638 and $46,800, respectively. During the year ended December 31, 2019, we determined that the implied fair value of the intellectual property of DataExpress™ was substantially below the carrying value of the asset. This determination was based upon estimating the future income over the useful life of the asset and discounting it using an internal rate of return. Accordingly, we recognized an impairment loss of $1,328,638. This was based upon the following facts: (i) impairment loss is the difference of the purchase cost for DataExpress™ and the estimated fair value of DataExpress™; (ii) DataExpress™ fair value was determined using an income approach model; (iii) fair value of consideration paid by the Company was $2,716,689 at acquisition date; (iv) December 31, 2019 book value (after amortization) was $2,490,298; (v) fair value of DataExpress™ at December 31, 2019 valuation date was determined to be $1,161,660; and, (vi) December 31, 2019 impairment loss was $1,328,638 (book value less estimated fair value of DataExpress™).

On August 13, 2020, the Company entered into an Asset Purchase Agreement to acquire certain assets collectively known as FileFacets™, a Software-as-a-Service (SaaS) platform that performs sophisticated data discovery and content search of structured and unstructured data within corporate networks, servers, content management systems, email, desktops and laptops. The total purchase price was $135,000, which amount was paid in full at the closing of the transaction.

On September 21, 2020, the Company entered into an Asset Purchase Agreement with the owners of a business known as IntellyWP™, to acquire the intellectual property rights and certain assets collectively known as IntellyWP™, an Italy-based developer that produces WordPress plug-ins that enhance the overall user experience for webmaster and end users. The total purchase price of $135,000 consists of: (i) a $55,000 cash payment at closing; (ii) a cash payment of $40,000 upon completion of certain training; and, (iii) a cash payment of $40,000 upon the Company collecting $25,000 from the assets acquired in the subject transaction.

The following table summarizes the components of the Company’s intellectual property as of the dates presented:

	September 30,	December 31,
	2020	2019

Intellectual property:
Word press GDPR rights	$46,800	$46,800
ARALOC™	1,850,000	1,850,000
ArcMail License	1,445,000	1,445,000
DataExpress™	1,388,051	1,388,051
FileFacets™	135,000	-
IntellyWP™	135,000	-
	4,999,851	4,729,851
Accumulated amortization	(2,756,172)	(1,587,913)
Intellectual property, net of accumulated amortization	$2,243,679	$3,141,938

The Company recognized amortization expense of approximately $1,168,259 and $336,000, for the nine months ended September 30, 2020, and 2019, respectively.

Based on the carrying value of definite-lived intangible assets as of September 30, 2020, we estimate our amortization expense for the next five years will be as follows:

Amortization
Year Ended December 31,	Expense
2020 (excluding the nine months ended September 30, 2020)	$227,358
2021	909,422
2022	728,816
2023	335,333
2024	27,000
Thereafter	15,750
2,243,679

NOTE 3: INTELLECTUAL PROPERTY

On February 7, 2019, the Company entered into an Exclusive License and Management Agreement (the “License Agreement”) with WALA, INC., which conducts business under the name ArcMail Technology (“ArcMail”). Under the License Agreement, the Company was granted the exclusive right and license to receive all benefits from the marketing, selling and licensing, of the ArcMail business products, including, without limitation, the good will of the business. The term of the License Agreement is twenty-seven (27) months, with the following payments to be made by the Company to ArcMail: (i) $200,000 upon signing the License Agreement; (ii) monthly payments starting 30 days after the execution of the License Agreement in the amount of $25,000 per month during months 1-6; (iii) monthly payments in the amount of $30,000 per month during months 7-17; and (iii) in month 18, final payment in the amount of $765,000. As of December 31, 2019, the balance of payments due under the License Agreement was $1,094,691. In connection with the execution of the License Agreement, two other agreements were also executed: (a) a Stock Purchase Rights Agreement, under which the Company has the right, though not the obligation, to acquire 100% of the issued and outstanding shares of stock of ArcMail from Rory Welch, the CEO of ArcMail (the right can be exercised over a period of 27 months); and (b) a Business Covenants Agreement, under which ArcMail and Mr. Welch agreed to not compete with the Company’s use of the ArcMail business under the License Agreement for a period of twenty-four (24) months. Mr. Welch shall continue to serve as ArcMail’s CEO. The Company has not purchased any outstanding shares under the Stock Purchase Rights Agreement.

On September 16, 2019, the Company entered into an Asset Purchase Agreement (the “APA”) with DMBGroup, LLC (“DMB”) to acquire certain assets collectively known as DataExpressTM,, a software platform for secure sensitive data transfer within the hybrid cloud. The total purchase price of approximately $2.8 million consists of: (i) a $410,000 cash payment at closing; (ii) a promissory note in the amount of $940,000, payable in the amount of $41,661 over 24 monthly payments starting on October 15, 2019, accruing at a rate of 6% per annum; (iii) assumption of approximately $98,000 in liabilities and, (iv) approximately 2,465,753 shares of our common stock, representing $1,350,000. As of December 31, 2019, the common shares have not been issued and are recorded as a stock subscription from asset purchase.

During the year ended December 31, 2019 and 2018, the Company recorded impairment loss of $1,328,638 and $46,800, respectively.

The following table summarizes the components of the Company’s intellectual property as of the dates presented:

	December 31, 2019	December 31, 2018

Intellectual property:
Word press GDPR rights	$46,800	$46,800
ARALOC™	1,850,000	1,850,000
ArcMail License	1,445,000	-
DataExpressTM	1,388,051	-
	4,729,851	1,896,800
Accumulated amortization	(1,587,913)	(108,467)
Intellectual property, net of accumulated amortization	$3,141,938	$1,788,333

The Company recognized amortization expense of approximately $1,479,446 and $61,667, for the year ended December 31, 2019 and 2018 respectively.

Based on the carrying value of definite-lived intangible assets as of December 31, 2019, we estimate our amortization expense for the next five years will be as follows:

Amortization
Year Ended December 31,	Expense
2020	$1,354,366
2021	792,422
2022	686,816
2023	308,333
2024	-